Performance Management - REX Crypto Equity Premium Income ETF	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE HISTORY
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year, and the table shows how the Fund’s average annual returns for periods indicated compare with those of a a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year, and the table shows how the Fund’s average annual returns for periods indicated compare with those of a a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	During the period shown, the highest quarterly return was 12.78% (quarter ended 12/31/2025) and the lowest quarterly return was -11.68% (quarter ended 03/31/2025).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.78%
Highest Quarterly Return, Date	Dec. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(11.68%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(844) 802-4004